NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE

The Company has the following notes payable outstanding:

	March 31, 2026	December 31, 2025

Note payable, interest at 8% or 20% (if default), matured January 5, 2020, in default	$45,000	$45,000
Other, due on demand, interest at 6%, currently in default	50,000	50,000
Note payable $750,000 face value, interest at default rate of 24%, matured August 24, 2021, in default	375,000	375,000
Note payable $389,423 face value, interest at 15%, matured November 6, 2025, in default	389,423	389,423
Note payable $1,000,000 face value, interest 24% default rate, matured November 13, 2021, in default	1,000,000	1,000,000
Note payable $11,110,000 face value, interest at 15%, matured October 31, 2024, in default	11,110,000	11,110,000
Note payable $3,300,000 face value, interest at 15%, matured October 31, 2024, in default	3,300,000	3,300,000
Note payable $3,020,000 face value, matured March 31, 2023, in default	1,820,000	1,820,000
Note payable $165,000 face value, interest at 15%, matures August 13, 2026, net of discount of $5,625 (2026) and $9,375 (2025), respectively	159,375	155,625
Note payable $250,000 face value, interest at 15%, matures November 21, 2026, net of discount of $34,375 (2026) and $46,875 (2025), respectively	215,625	203,125
Note payable $100,000 face value, interest at 15%, matures January 5, 2027, net of discount of $7,500	92,500	-
Note payable $110,000 face value, interest at 15%, matures February 3, 2027, net of discount of $8,333	101,667	-
Sub-total notes payable, net of discount	18,658,590	18,448,173
Less long-term portion, net of discount	-	-
Current portion of notes payable, net of discount	$18,658,590	$18,448,173

The Company has the following notes payable outstanding:

	December 31, 2025	December 31, 2024

Note payable, interest at 8% or 20% (if default), matured January 5, 2020, in default	$45,000	$45,000
Other, due on demand, interest at 6%, currently in default	50,000	50,000
Note payable $750,000 face value, interest at 12% or 24% (if default), matured August 24, 2021, in default	375,000	375,000
Note payable $389,423 face value, interest at 15%, matured November 6, 2025, net of discount of $0 (2025) and $48,259 (2024) respectively, in default	389,423	341,164
Note payable $1,000,000 face value, interest at 12% or 24% (if default), matured November 13, 2021, in default	1,000,000	1,000,000
Note payable $2,200,000 face value, interest at 15%, matures March 31, 2026, the December 31, 2025 balance of $2,100,000 was included and presented under convertible notes payable as a result of loan modification (see Note 5)	-	2,200,000
Note payable $11,110,000 face value, interest at 15%, matured October 31, 2024, in default	11,110,000	11,110,000
Note payable $3,300,000 face value, interest at 15%, matured October 31, 2024, in default	3,300,000	3,300,000
Note payable $3,020,000 face value, matured March 31, 2023, in default	1,820,000	1,820,000
Note payable $165,000 face value, interest at 15%, matures August 13, 2026, net of discount of $9,375	155,625	-
Note payable $250,000 face value, interest at 15%, matures November 21, 2026, net of discount of $46,875	203,125	-
Sub-total notes payable, net of discount	18,448,173	20,241,164
Less long-term portion, net of discount	-	-
Current portion of notes payable, net of discount	$18,448,173	$20,241,164